Notes to the Statements of Comprehensive Loss	12 Months Ended
Dec. 31, 2023
Notes to the Statements of Comprehensive Loss [Abstract]
Notes to the statements of comprehensive loss

Note 15 - Notes to the statements of comprehensive loss

A.	Research and development expenses, net

	Year ended December 31,
	2023	2022	2021
Salary and related expenses (1)	12,962	11,297	9,152
Consulting and professional services	4,153	6,498	6,122
Subcontractors	2,406	1,485	1,772
Computer maintenance	827	553	515
Car maintenance	754	300	347
Depreciation and amortization	523	507	458
Office maintenance	400	396	413
Miscellaneous	836	454	312
Less government grants (2)	-	-	(244)
Total	22,861	21,490	18,847
(1) Including share-based payment	354	362	486
(2) See Note 11A above.

B.	Selling and marketing expenses, net

	Year ended December 31,
	2023	2022	2021
Investors relationship	2,108	-	-
Salary and related expenses	1,639	1,062	437
Share-based payment to service provider (1)	-	-	1,456
Miscellaneous	339	529	538
Less government grants (2)	(299)	-	-
Total	3,787	1,591	2,431

(1)	On August 8, 2019, the Company signed a service agreement with a certain service provider (the “Service Provider”), under which the service provider was required to render advertising services over a period of time and at a monetary value of a defined volume and regarding various issues over a period of 15 months, commencing from October 1, 2019 through December 31, 2020 (the “Service Agreement”, the “Service Provider Services” and the “Service Period”, respectively). In return for the Service Provider Services, the Company undertook, inter alia, to allot to the Service Provider at the earlier of the end of the utilization by the Company of the Service Provider Services or at the end of the Service Period shares of the Company which will constitute 6.5% of the issued and outstanding shares of the Company, on a fully diluted basis as was outstanding on April 1, 2019.

The estimated fair value of the Service Provider Services amounted to NIS 3,500. The Company recognized share-based payment expenses regarding an equity interest settled transaction upon the actual receipt of the Service Provider Services. Accordingly, advertising expenses were recorded proportionately based on usage of the advertising budget as agreed between the parties.

(2)	See Note 11B above.

C.	General and administrative expenses

	Year ended December 31,
	2023	2022	2021
Salaries and related expenses (1)(2)	2,632	2,292	2,747
Consulting and professional services	3,343	2,109	1,366
Directors fees	330	424	450
Office expenses	51	81	78
Insurance	1,141	908	118
Miscellaneous	830	678	390
Total	8,327	6,492	5,149
(1) Including share-based payment	624	795	1,406
(2) Including salary of related party (See Note 18B below)	1,926	1,984	2,457